Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Deficit
14. Stockholders’ Deficit
Common Stock
The Company’s authorized common stock consisted of 900,000,000 and 369,950,000 shares at $0.0001 par value, as of September 30, 2023 and December 31, 2022, respectively. The issued and outstanding common stock was 14,178,514 shares and 2,450,922 shares as of September 30, 2023 and December 31, 2022, respectively.
In February 2023, the Company completed a rights offering involving the sale of Class A common stock to all existing accredited investors as of December 19, 2022, at a price equal to approximately $0.51 per share. In connection with the rights offering, the Company issued a total of 9,749,439 shares of Class A common stock, of which 1,072,515 was issued in December 2022, and 8,676,924 was issued in January and February 2023.

16. Redeemable Convertible Preferred Stock and Stockholders’ Equity
Common Stock
The Company’s authorized common stock consisted of 369,950,000 shares and 86,000,000 shares at $0.0001 par value, as of December 31, 2022 and 2021, respectively. The issued and outstanding common stock was 2,450,922 shares and 213,065 shares as of December 31, 2022 and 2021, respectively.
Warrant Transactions
On July 23, 2021, the Company issued 6,632 common stock warrants in lieu of interest payments on the Company’s convertible notes and as compensation for services provided to the Company in relation to agreements entered into with a third-party content provider. Refer to Note 2 for additional information regarding these agreements. The warrants were initially recorded at their fair value calculated using the Black-Scholes model, with the following weighted-average assumptions: exercise price of $0.01 per share, price of $55.50 per share, expected term of 7 years, risk-free rate of 1.30%, and volatility of 65%. The fair value of the warrants of $0.4 million was recorded as a long-term liability.
On July 23, 2021, the Company issued 76,353 common stock warrants in connection with the issuance of preferred stock. The warrants were initially recorded at their fair value calculated using the Black-Scholes model, with the following weighted-average assumptions: exercise price of $0.01 per share, price of $55.50 per share, expected term of 10 years, risk-free rate of 1.30%, and volatility of 65%. The fair value of the warrants of $4.2 million was recorded as a reduction in the value of the Series A Financing.

On August 25, 2021, the Company issued 49,629 common stock warrants in connection with the issuance of preferred stock. The warrants were initially recorded at their fair value calculated using the Black-Scholes model, with the following weighted-average assumptions: exercise price of $0.01 per share, price of $55.50 per share, expected term of 9.9 years, risk-free rate of 1.35%, and volatility of 65%. The fair value of the warrants of $2.8 million was recorded as a reduction in the value of the Series A Financing.
On November 13, 2022, the Company issued 92,296 common stock warrants in connection with the issuance of the November 2022 Convertible Notes. The fair value of the warrants was determined using a PWERM, in which the probability and timing of potential future events (such as a qualified equity financing prior to maturity) is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as of December 31, 2022, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) a discount rate of 21.7%. The fair value of the warrants of $3.5 million was recorded as a long-term liability upon issuance. A change in the fair value of warrants of $0.5 million resulted in a long-term liability of $3.0 million as of December 31, 2022.
Preferred Stock
On December 23, 2022, all outstanding shares of redeemable convertible preferred stock were converted into shares of common stock on a one-to-one basis. Accordingly, no shares of preferred stock were outstanding as of December 31, 2022. On December 23, 2022 the Company amended and restated its certificate of incorporation to provide for, among other things, the Company’s authorized capital stock to consist of 369,950,000 shares of common stock, par value $0.0001 per share and 200,000,000 share of preferred stock, par value $0.0001 per share.
Series Seed Financing
In August 2018, the company entered into a Series Seed Preferred Stock Purchase Agreement (the “Series Seed Agreement”) for the issuance of 7,546 shares of Series Seed and 2,393 shares of Series
Seed-1.
The Company completed its initial Series Seed closing on August 14, 2018, by issuing a total of 1,666 shares on this date at a purchase price of approximately $300.00 per share (the “Series Seed Share Price”). Between August 2018 and December 2018, the Company issued additional shares of Series Seed in a series of subsequent closings total of 5,880 shares and an additional 2,393 shares related from the conversion of the Company’s SAFE (combined the “Series Seed Financing”). The aggregate gross proceeds from the Series Seed Financing were approximately $2.3 million.
Series A Financing
In July 2021 the Company amended its Certificate of Incorporation (“COI”) to authorize the issuance of 250,000 shares of Series
Seed-2,
37,313 shares of Series
Seed-3,
21,131 shares of Series
Seed-4,
512,425 shares of Series
Seed-5,
122,500 shares of Series
Seed-6,
257,797 shares of Series
Seed-7,
665,588 shares of Series
Seed-8,
2,775,210 shares of Series
Seed-9,
327,218 shares of
Seed-10,
18,165,136 shares of Series A, and 1,531,734 shares of Series
A-1.
On July 23, 2021, the Company executed a Series Seed and Series A Preferred Stock Purchase Agreement (the “Series Seed and Series A Agreement”) for the purposes of raising capital in the aggregate amount of up to $33.0 million by the means of issuance of Series A, Series
A-1
and Series
Seed-2,
Series
Seed-3,
Series
Seed-4,
Series
Seed-5,
Series
Seed-6,
Series
Seed-7,
Series
Seed-8,
Series
Seed-9,
and Series
Seed-10
(all Series Seed issuances noted herein are collectively referred to as “Series Seed
2-10”).
On this date, the Company cancelled $5.3 million and $6.9 million (including principal and interest) of Series A Convertible Notes and SAFEs, respectively, which converted into a total of 13,503 shares of Series
Seed-9
and a total of 19,519 of Series
Seed-2-10,
respectively. On the date of the Series Seed and Series A Agreement, the Company also cancelled its 2020 Secured Convertible Notes, of which $12.1 million (including principal and interest) converted into 24,576 shares of Series A and $4.0 million (including principal and interest) converted into 10,208 shares of Series
A-1(see
Note 11).
On July 23, 2021, the Company issued 14,182 shares of Series A at a purchase price of approximately $490.50 per share. On August 13, 2021, the Company issued 25,189 shares of Series A at a purchase price of approximately $490.50 per share.
On November 24, 2021, the Company amended its Amended and Restated Certificate of Incorporation to increase the number of Series A shares authorized from 9,592,788 to 18,165,136 total shares. As a result, on that date, the Company completed an additional closing of Series A and issued a total of 22,756 shares at a purchase price of approximately $490.50 per share.
The aggregate gross proceeds from the Series A Financing were approximately $30.5 million. Proceeds from the issuances associated with the cancellation of the convertible notes were equal to the fair value of the convertible notes upon conversion.

Dividends
The holders of common stock are entitled to receive dividends upon declaration by the Board of Directors. Such dividends are non-cumulative.
As of December 31, 2022 and 2021, no dividends have been declared or distributed to any stockholders.
Liquidation Preferences
In the event of any voluntary or involuntary liquidation event, dissolution or winding up of the Company or deemed liquidation event, holders of our common stock will be entitled to share ratably in the net assets legally available for distribution to the stockholders after the payment of all of our debts and other liabilities, subject to the satisfaction of any liquidation preference granted to the holders of any outstanding shares of preferred stock.
Rights and Preferences
There are no preemptive, redemption or sinking fund provisions applicable to our common stock. The rights, preferences, and privileges of the holders of our common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of our preferred stock that we may designate and issue in the future.
Voting
The holder of each share of preferred stock is entitled to one vote for each share of common stock into which such preferred stock is convertible at the time of the vote. With respect to such vote, such holder has full voting rights and powers equal to the voting rights of the holders of common stock.
Redemption
The Company has classified the preferred stock as temporary equity as the shares have certain redemption features that are not solely in the control of the Company. The preferred stock is not currently redeemable because the deemed liquidation provision is considered a substantive condition that is contingent on the event and it is not currently probable that it will become redeemable.
The Company classifies preferred stock in accordance with ASC 480,
 Distinguishing Liabilities from Equity
, which requires that contingently redeemable securities be classified outside of permanent stockholders’ equity.
Accordingly, the Company has classified all shares and classes of preferred stock as mezzanine equity in the accompanying financial statements as of December 31, 2021. In 2022, the Company’s preferred stock was converted to common stock on a one-to-one share basis. As a result, there is no mezzanine equity as of December 31, 2022.
Convertible redeemable preferred stock consisted of the following as of December 31, 2022:

Redeemable Convertible Preferred Stock:	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	13,006,028	—	$490.50	$—	—
Series A-1	1,531,734	—	393.00	—	—
Series A-2	173,135,395	—	47.67	—	—
Series Seed	1,133,701	—	300.00	—	—
Series Seed-1	359,375	—	210.00	—	—
Series Seed-2	250,000	—	60.00	—	—
Series Seed-3	37,313	—	100.50	—	—
Series Seed-4	21,131	—	177.00	—	—
Series Seed-5	512,425	—	283.50	—	—
Series Seed-6	122,500	—	300.00	—	—
Series Seed-7	257,797	—	355.50	—	—
Series Seed-8	665,588	—	417.00	—	—
Series Seed-9	2,754,796	—	393.00	—	—
Series Seed-9	20,414	—	393.00	—	—
Series Seed-10	327,218	—	490.50	—	—

Total redeemable convertible preferred stock	194,135,415	—		$—	$—

Convertible redeemable preferred stock consisted of the following as December 31, 2021:

Redeemable Convertible Preferred Stock:	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	18,165,136	86,703	$490.50	$19,535	$53,162
Series A-1	1,531,734	10,208	393.00	2,604	4,013
Series Seed	1,133,701	7,546	300.00	2,267	2,267
Series Seed-1	359,375	2,393	210.00	719	503
Series Seed-2	250,000	1,666	60.00	160	100
Series Seed-3	37,313	248	100.50	25	25
Series Seed-4	21,131	140	177.00	15	25
Series Seed-5	512,425	3,414	283.50	425	968
Series Seed-6	122,500	815	300.00	104	245
Series Seed-7	257,797	1,716	355.50	235	611
Series Seed-8	665,588	4,410	417.00	659	1,850
Series Seed-9	2,754,796	18,344	393.00	2,644	7,218
Series Seed-9	20,414	136	393.00	20	53
Series Seed-10	327,218	2,171	490.50	321	1,070

Total redeemable convertible preferred stock	26,159,128	139,910		$29,733	$72,110